JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.2%
Aerospace & Defense — 0.3%
HEICO Corp., Class A	66	5,836

Airlines — 0.4%
Southwest Airlines Co.	177	6,620

Auto Components — 0.3%
BorgWarner, Inc.	140	5,410

Automobiles — 0.3%
Thor Industries, Inc.	47	4,496

Banks — 4.0%
Citizens Financial Group, Inc.	346	8,740
East West Bancorp, Inc.	61	1,983
Fifth Third Bancorp	545	11,610
First Republic Bank	108	11,813
Huntington Bancshares, Inc.	689	6,319
M&T Bank Corp.	125	11,552
Regions Financial Corp.	694	8,003
TCF Financial Corp.	222	5,190
Zions Bancorp NA	156	4,561

		69,771

Beverages — 0.8%
Constellation Brands, Inc., Class A	49	9,374
Keurig Dr Pepper, Inc.	171	4,712

		14,086

Biotechnology — 2.4%
Agios Pharmaceuticals, Inc. *	75	2,637
Alnylam Pharmaceuticals, Inc. *	54	7,866
BioMarin Pharmaceutical, Inc. *	32	2,469
Exact Sciences Corp. *	102	10,397
Exelixis, Inc. *	246	6,022
Intercept Pharmaceuticals, Inc. *	25	1,026
Neurocrine Biosciences, Inc. *	49	4,664
Seattle Genetics, Inc. *	38	7,456

		42,537

Building Products — 2.1%
Fortune Brands Home & Security, Inc.	231	20,022
Trane Technologies plc	73	8,901
Trex Co., Inc. *	104	7,425

		36,348

Capital Markets — 5.0%
Ameriprise Financial, Inc.	93	14,367
Blackstone Group, Inc. (The), Class A	76	3,972
Charles Schwab Corp. (The)	166	6,000
Evercore, Inc., Class A	58	3,777
MarketAxess Holdings, Inc.	17	8,380
MSCI, Inc.	27	9,548
Northern Trust Corp.	123	9,562
Raymond James Financial, Inc.	141	10,225
S&P Global, Inc.	15	5,493
T. Rowe Price Group, Inc.	108	13,819

		85,143

Chemicals — 1.0%
Celanese Corp.	59	6,389
Sherwin-Williams Co. (The)	16	11,435

		17,824

Commercial Services & Supplies — 1.0%
Copart, Inc. *	107	11,282
Waste Connections, Inc.	67	6,997

		18,279

Communications Equipment — 0.8%
CommScope Holding Co., Inc. *	272	2,448
Motorola Solutions, Inc.	69	10,889

		13,337

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	43	10,169

Consumer Finance — 0.3%
Discover Financial Services	101	5,807

Containers & Packaging — 2.5%
Ball Corp.	238	19,820
Packaging Corp. of America (a)	51	5,610
Pactiv Evergreen, Inc. * (a)	213	2,705
Silgan Holdings, Inc.	243	8,933
Westrock Co.	211	7,330

		44,398

Distributors — 0.4%
Genuine Parts Co.	69	6,613

Electric Utilities — 2.2%
Edison International	188	9,558
Entergy Corp.	126	12,420
Xcel Energy, Inc.	239	16,460

		38,438

Electrical Equipment — 2.8%
Acuity Brands, Inc.	76	7,828
AMETEK, Inc.	179	17,749
Generac Holdings, Inc. *	73	14,133
Hubbell, Inc.	69	9,483

		49,193

Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	196	21,202
CDW Corp.	84	10,016
Keysight Technologies, Inc. *	159	15,726
SYNNEX Corp.	77	10,765
Zebra Technologies Corp., Class A *	35	8,920

		66,629

Entertainment — 1.3%
Spotify Technology SA *	52	12,622
Take-Two Interactive Software, Inc. *	63	10,488

		23,110

Equity Real Estate Investment Trusts (REITs) — 4.9%
American Campus Communities, Inc.	87	3,028
American Homes 4 Rent, Class A	249	7,089
AvalonBay Communities, Inc.	62	9,266
Boston Properties, Inc.	107	8,614
Brixmor Property Group, Inc.	382	4,465
Essex Property Trust, Inc.	19	3,879
Federal Realty Investment Trust	66	4,858
Host Hotels & Resorts, Inc.	226	2,435
JBG SMITH Properties	118	3,149
Kimco Realty Corp.	393	4,424
Outfront Media, Inc.	172	2,498

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Rayonier, Inc.	274	7,244
Regency Centers Corp.	93	3,521
Ventas, Inc.	86	3,589
Vornado Realty Trust (a)	121	4,085
Weyerhaeuser Co.	277	7,911
WP Carey, Inc.	68	4,413

		84,468

Food & Staples Retailing — 0.7%
Kroger Co. (The)	267	9,056
US Foods Holding Corp. *	167	3,711

		12,767

Food Products — 0.5%
Post Holdings, Inc. *	92	7,906

Gas Utilities — 0.5%
National Fuel Gas Co.	225	9,137

Health Care Equipment & Supplies — 2.8%
Cooper Cos., Inc. (The)	21	6,962
DexCom, Inc. *	15	6,209
Insulet Corp. *	42	9,825
ResMed, Inc.	70	11,938
Zimmer Biomet Holdings, Inc.	105	14,360

		49,294

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc. *	90	2,639
Amedisys, Inc. *	29	6,951
AmerisourceBergen Corp.	103	10,013
Centene Corp. *	99	5,769
Cigna Corp.	47	7,986
Henry Schein, Inc. *	111	6,532
Humana, Inc.	10	4,059
Laboratory Corp. of America Holdings *	68	12,853
McKesson Corp.	70	10,351
Universal Health Services, Inc., Class B	91	9,755

		76,908

Health Care Technology — 1.4%
GoodRx Holdings, Inc., Class A *	26	1,440
Teladoc Health, Inc. * (a)	52	11,301
Veeva Systems, Inc., Class A *	45	12,533

		25,274

Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill, Inc. *	10	12,366
Darden Restaurants, Inc.	38	3,783
Las Vegas Sands Corp.	130	6,070

		22,219

Household Durables — 2.2%
Garmin Ltd.	73	6,954
Helen of Troy Ltd. *	38	7,373
Mohawk Industries, Inc. *	81	7,871
Newell Brands, Inc.	505	8,666
NVR, Inc. *	2	6,692

		37,556

Household Products — 0.4%
Energizer Holdings, Inc.	167	6,542

Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	132	16,117

Insurance — 3.8%
Alleghany Corp.	11	5,623
Hartford Financial Services Group, Inc. (The)	245	9,037
Lincoln National Corp.	135	4,238
Loews Corp.	402	13,962
Marsh & McLennan Cos., Inc.	74	8,494
Progressive Corp. (The)	167	15,770
Selectquote, Inc. * (a)	158	3,189
WR Berkley Corp.	109	6,694

		67,007

Interactive Media & Services — 1.0%
Match Group, Inc. *	115	12,689
Pinterest, Inc., Class A *	118	4,902

		17,591

Internet & Direct Marketing Retail — 0.8%
Booking Holdings, Inc. *	4	5,987
Chewy, Inc., Class A * (a)	82	4,507
Expedia Group, Inc.	46	4,212

		14,706

IT Services — 3.7%
Booz Allen Hamilton Holding Corp.	138	11,471
FleetCor Technologies, Inc. *	31	7,262
Global Payments, Inc.	49	8,684
Jack Henry & Associates, Inc.	30	4,831
MongoDB, Inc. * (a)	31	7,200
Okta, Inc. *	49	10,504
Snowflake, Inc., Class A *	10	2,610
Square, Inc., Class A *	36	5,917
Twilio, Inc., Class A * (a)	28	6,820

		65,299

Leisure Products — 0.2%
Brunswick Corp.	69	4,071

Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc. *	11	10,334

Machinery — 4.3%
IDEX Corp.	57	10,373
Ingersoll Rand, Inc. *	143	5,099
ITT, Inc.	278	16,388
Lincoln Electric Holdings, Inc.	106	9,789
Middleby Corp. (The) * (a)	106	9,527
Nordson Corp.	34	6,512
Snap-on, Inc.	56	8,270
Stanley Black & Decker, Inc.	56	9,008

		74,966

Media — 1.9%
Discovery, Inc., Class C *	482	9,452
Liberty Broadband Corp., Class C *	64	9,159
Liberty Media Corp.-Liberty SiriusXM, Class C *	316	10,443
New York Times Co. (The), Class A	113	4,850

		33,904

Multiline Retail — 0.2%
Kohl’s Corp.	146	2,713
Nordstrom, Inc. (a)	119	1,422

		4,135

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multi-Utilities — 1.8%
CMS Energy Corp.	207	12,733
Sempra Energy	28	3,341
WEC Energy Group, Inc.	158	15,303

		31,377

Oil, Gas & Consumable Fuels — 1.8%
Cabot Oil & Gas Corp. (a)	370	6,425
Diamondback Energy, Inc.	313	9,422
EQT Corp.	322	4,163
Equitrans Midstream Corp.	390	3,300
Williams Cos., Inc. (The)	404	7,933

		31,243

Personal Products — 0.0% (b)
Coty, Inc., Class A	301	812

Pharmaceuticals — 1.8%
Catalent, Inc. *	85	7,243
Horizon Therapeutics plc *	159	12,336
Jazz Pharmaceuticals plc *	48	6,886
Royalty Pharma plc, Class A	111	4,682

		31,147

Professional Services — 2.2%
CoStar Group, Inc. *	12	10,348
Equifax, Inc.	67	10,450
FTI Consulting, Inc. *	61	6,491
IHS Markit Ltd.	145	11,372

		38,661

Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	215	10,091
Cushman & Wakefield plc * (a)	210	2,211

		12,302

Road & Rail — 0.7%
Lyft, Inc., Class A * (a)	100	2,758
Old Dominion Freight Line, Inc.	52	9,410

		12,168

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. *	115	9,442
Analog Devices, Inc.	77	8,978
Cree, Inc. * (a)	39	2,479
Enphase Energy, Inc. *	114	9,374
Entegris, Inc.	133	9,887
Lam Research Corp.	22	7,349
Microchip Technology, Inc.	83	8,490
SolarEdge Technologies, Inc. *	50	11,988
Teradyne, Inc.	78	6,190
Xilinx, Inc.	96	9,955

		84,132

Software — 7.4%
Cadence Design Systems, Inc. *	110	11,687
Coupa Software, Inc. *	23	6,253
Crowdstrike Holdings, Inc., Class A *	86	11,853
DocuSign, Inc. *	46	9,858
HubSpot, Inc. * (a)	31	9,088
RingCentral, Inc., Class A *	40	10,900
ServiceNow, Inc. *	10	4,985
Splunk, Inc. *	83	15,561
Synopsys, Inc. *	107	22,823
Trade Desk, Inc. (The), Class A *	30	15,612
Zscaler, Inc. *	59	8,281

		126,901

Specialty Retail — 5.7%
AutoZone, Inc. *	12	13,565
Best Buy Co., Inc.	124	13,748
Burlington Stores, Inc. * (a)	41	8,420
CarMax, Inc. *	80	7,316
Gap, Inc. (The)	404	6,872
National Vision Holdings, Inc. *	138	5,286
O’Reilly Automotive, Inc. *	44	20,194
Tractor Supply Co.	99	14,262
Ulta Beauty, Inc. *	33	7,347

		97,010

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	54	4,698
Lululemon Athletica, Inc. *	32	10,681
Ralph Lauren Corp.	96	6,506

		21,885

Thrifts & Mortgage Finance — 0.2%
Rocket Cos., Inc., Class A * (a)	156	3,116

TOTAL COMMON STOCKS (Cost $1,141,522)		1,694,999

SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (c) (d) (Cost $39,685)	39,668	39,696

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (c) (d)	27,992	27,997
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (c) (d)	4,343	4,343

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $32,343)		32,340

TOTAL SHORT-TERM INVESTMENTS (Cost $72,028)		72,036

Total Investments — 101.3% (Cost $1,213,550)		1,767,035
Liabilities in Excess of Other Assets — (1.3)%		(23,515)

Net Assets — 100.0%		1,743,520

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $31,265,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,767,035	$—	$—	$1,767,035

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$40,612	$147,960	$148,873	$(4)	$1	$39,696	39,668	$19		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	—	54,000	26,000	—	(3)	27,997	27,992	10		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	—	25,521	21,178	—	—	4,343	4,343	—	(c)	—

Total	$40,612	$227,481	$196,051	$(4)	$(2)	$72,036		$29		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.